Schedule of Current and Deferred Portions of the Income Tax Expense (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Income Tax Disclosure [Abstract]
Current taxes	$ 107,490	$ 17,783
Deferred taxes		(4,970)
Income tax expense	$ 107,490	$ 12,813